Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of Inventories

Inventories consisted of the following:

	December 31, 2024	December 31, 2023	January 1, 2023

Direct materials	$85	$70	$79

Repair and distribution parts	94	115	101

Work-in-progress	62	90	73

Equipment	17	19	20

Total inventories	$258	$294	$273

	December 31, 2024	December 31, 2023	January 1, 2023

Work-in-progress related to finance leases	$35	$-	$31